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Columbia Management Group
A FleetBoston Financial Company

                                                                Legal Department
                                                        Mail Stop:  MA DE 11511E
                                                            One Financial Center
                                                                Boston, MA 02111
                                                                617 345.0919 fax

January 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Columbia Funds Trust II (formerly Liberty Funds Trust II)
         (the "Trust")
         Columbia Newport Greater China Fund (formerly Liberty Newport Greater China Fund) (the "Fund")
         Registration File Nos.:  2-66976 and 811-3009

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2004 for the Fund do not differ from those contained in Post-Effective Amendment No. 63 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 19, 2003 (Accession Number 0000021847-03-000469).
The Fund's Prospectuses and Statement of Additional Information dated
January 1, 2004, are now being used in connection with the public offering and sale of shares of the Fund. The Fund is a separate portfolio of the Trust.

Sincerely,

COLUMBIA FUNDS TRUST II



/s/Tracy S. DiRienzo
Assistant Secretary